Income Tax (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax [Abstract]
Schedule of Net Deferred Tax Assets	The Company’s net deferred tax assets are as follows:
	December 31, 2023	December 31, 2022
Deferred tax assets
Net operating loss carryforward	$—	$—
Startup/Organization Expenses	838,918	412,939
Total deferred tax assets	838,918	412,939
Valuation allowance	(838,918)	(412,939)
Deferred tax assets, net of allowance	$—	$—

Schedule of Income Tax Provision	The income tax provision consists of the following:
	December 31, 2023	December 31, 2022
Federal
Current	$653,044	$759,647
Deferred	(425,978)	(201,748)

State
Current	—	—
Deferred	—	—
Change in valuation allowance	425,978	201,748
Income tax provision	$653,044	$759,647

Schedule of Reconciliation of the Federal Income Tax Rate	A reconciliation of the federal income tax rate to the Company’s effective tax rate for the years ended December 31, 2023 and 2022 is as follows:
	December 31, 2023	December 31, 2022
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Change in fair value of warrants	(48.9)%	(14.1)%
Transaction costs associated with the Initial Public Offering	0.0%	0.0%
Change in fair value of convertible promissory note – related party	0.0%	(1.7)%
Change in valuation allowance	(52.3)%	1.9%
Income tax provision	(80.2)%	7.1%